FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Interest expense	$ (357)	$ (477)	$ (695)
Interest income	79	56	88
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	(44)	(143)	(320)
Accretion of defined benefit obligations and other long term liabilities	(164)	(325)	(405)
Net foreign exchange result	(155)	107	4
Other	(514)	(474)	(324)
Total	(1,155)	(1,256)	(1,652)
Losses on litigation settlements	163
Premiums and fees for bonds early redeemed	130	$ 120	$ 71
Charges related to early redemption of MCNs	61
Renewal of mandatorily convertible bonds	$ 178